Transactions in Soles (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Transactions in Soles [Abstract]
Disclosure of Detailed Information Of Assets And Liabilities Denominated In Foreign Currency [Text Block]
As of December 31, 2018 and 2017, the Group presents the following assets and liabilities originally denominated in Soles by its equivalent in U.S. dollars:

	2018	2017
	US$(000)	US$(000)

Assets
Cash and cash equivalents	11,526	6,233
Trade and other receivables	88,513	154,506
Income tax credit	24,277	24,779
Prepaid expenses	-	1,182
	124,316	186,700

Liabilities
Bank loans	-	(1,215)
Trade and other payables	(53,962)	(100,860)
Income tax payable	(2,080)	(7,088)
Provisions and contingent liability	(31,282)	(35,572)
	(87,324)	(144,735)
Net asset position	36,992	41,965